Related Parties	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Related Parties

Note 10 — Related Parties

During the year ended December 31, 2023, the Group made a repayment to a director in the amount of approximately $128,000 and fully settled the outstanding balance due to the director.

During the years ended December 31, 2025 and 2024, the Company’s CEO registered a TRS trading account with the Group and became a customer of the Group’s TRS trading service. As of December 31, 2025 and 2024, the Group had extended margin financing totaling approximately $219,000 and $330,000, respectively, to the CEO and the underlying securities held in the account had a fair value of approximately $217,000 and $324,000, resulting in a net receivable of $1,700 and $6,000 due from the CEO, respectively. This receivable balance was recorded under “Prepaid expenses, deposits and other current assets” in the Group’s consolidated balance sheets. During the years ended December 31, 2025 and 2024, the Group recognized approximately $22,000 and $29,000, respectively in interest income from margin financing provided for the CEO’s TRS trading activities. This amount has been recorded in the Group’s consolidated financial statements as interest income. This transaction was conducted with terms and conditions consistent with those that would be provided to unrelated parties in normal market conditions. All margin financing activities with the CEO were executed at prevailing market rates, with no preferential terms granted to either party.

During the year ended December 31, 2025, an affiliate of the Company’s CEO registered a TRS trading account with the Group and became a customer of our TRS trading service. For the year ended December 31, 2025, the related party made deposits of approximately $644,000 to the TRS trading account and earned income of $76,000. As of December 31, 2025, the Group had balance of approximately $720,000 due to the related party which was recorded in the account of “payables to customers” on the consolidated balance sheets.

As of December 31, 2025 and 2024, LML recorded payable to DAWA for research and development expenses in the amount of approximately $800,000 and $800,000, respectively. The amount was included in the line item “accrued expenses and other payables” in the consolidated balance sheets.